Velocity Commercial Capital Loan Trust 2026-3 ABS 15G

Exhibit 99.15

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXXXXX		956791	0741-003	Calculated DSCR	businessPurposePage	0.992	1.11	Audit reflects difference in qualifying P & I than the approval. Audit value is global DSCR, methodology difference.
XXXXXXX		251131	0741-003	Amortization Term	notePage	360	240	Audit Value Pulled From Note, methodology difference.
XXXXXXX		295275	0741-003	Qualifying FICO	creditLiabilitiesPage	672	602	Credit Method of Averaged of all Borrowers Scores that determined an overall score of 672. Minimum credit score per guides is 650. Tape value is the low mid score, loan was qualified using an average FICO, methodology difference.
XXXXXXX		727136	0741-001	Amortization Term	notePage	360	240	Audit Value Pulled From Note, methodology difference.